STOCKHOLDERS' EQUITY (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	3 months		3 years 6 months
Expected volatility	74.10%
Risk-free rate	4.32%		3.73%
Expected dividend rate	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date share price	$ 5.64
Grant date exercise price	$ 4.79
Expected volatility			54.00%